DESCRIPTION OF PLAN (Additional Information) (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contribution annual compensation percentage	3.00%
Note receivable from participant vested percentage	50.00%
Note receivable from participant vested amount	$ 50,000
Note receivable from participant minimum borrowing amount	1,000
Forfeited non-vested accounts	16,842	$ 129,001
Forfeited nonvested account contribution	$ 139,094	$ 0
First 3% of employee
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	100.00%
Participant contribution deferral rate	3.00%
Next 3% of employee
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	50.00%
Participant contribution deferral rate	3.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
Participant loan percentage	4.25%
Maximum [Member]
EBP, Description of Plan [Line Items]
Participant loan percentage	9.50%